Employee Benefits - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of defined benefit plans [line items]
Total expense of Employee benefits plans	₨ 17,623	₨ 16,074	₨ 11,431
Provident Fund Obligation [member]
Disclosure of defined benefit plans [line items]
Total expense of provident fund	5,941	3,578	2,833
Defined contribution plans [Member]
Disclosure of defined benefit plans [line items]
Total expense of Employee benefits plans	9,000	9,822	6,513
Cash Settled RSU [Member]
Disclosure of defined benefit plans [line items]
Cash settled	₨ (11)	54	₨ 587
Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase/ (decrease) in gratuity benefit obligation due to reasonably possible increase in actuarial assumption	₨ (1,288)	(1,937)
Increase/ (decrease) in gratuity benefit obligation due to reasonably possible decrease in actuarial assumption	₨ 1,469	1,000
Actuarial assumption of expected rates of salary increases [member]
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase/ (decrease) in gratuity benefit obligation due to reasonably possible increase in actuarial assumption	₨ 986	634
Increase/ (decrease) in gratuity benefit obligation due to reasonably possible decrease in actuarial assumption	₨ (934)	₨ (635)